Property, plant and equipment, net	12 Months Ended
Mar. 31, 2019
Property Plant And Equipment [Abstract]
Property, plant and equipment, net

7. Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	Estimated	As of March 31,
	Useful Life	2018	2019	2019
	(in years)	(INR)	(INR)	(US$)
Plant and machinery (solar power plants)	25-35	47,978,808	70,027,952	1,012,550
Leasehold improvements — solar power plant	25	3,192,794	4,392,401	63,511
Furniture and fixtures	5	8,648	10,721	155
Vehicles	5	46,815	69,982	1,012
Office equipment	5	18,789	20,145	291
Computers	3	51,238	66,628	963
Leasehold improvements — office	1-3	109,940	117,079	1,693
		51,407,032	74,704,908	1,080,175
Less: Accumulated depreciation		4,346,546	6,460,467	93,413
		47,060,485	68,244,441	986,762
Freehold land		2,176,920	2,482,519	35,895
Construction in progress		7,343,295	12,717,569	183,886
Total		56,580,700	83,444,529	1,206,543

Depreciation expense on property, plant and equipment was INR 1,036,029, INR 1,861,951 and INR 2,113,921 (US$ 30,566) for the years ended March 31, 2017, 2018 and 2019, respectively.

Effective October 1, 2018, the Company extended the estimated useful life of most of its utility scale projects from 25 years to 35 years. This change in estimate was based on the Company’s technical evaluations and tests, through which the Company estimated that its solar modules will continue to generate power for at least 35 years at high efficiency levels. Since the Company has revised the useful life effective October 1, 2018, this has resulted in reduction of depreciation and amortization expense by INR 267,390 (US$ 3,866).

The Company has received government grants for the construction of rooftop projects amounting to, INR 50,378 and INR 29,891 (US$ 432) for the years ended March 31, 2018 and 2019, respectively. The proceeds from these grants have been recorded as a reduction to the carrying value of the related rooftop projects.